Disposals of Assets	12 Months Ended
Dec. 31, 2012
Disposal Of Assets [Abstract]
Disposal of assets
NOTE 19: DISPOSAL OF ASSETS

The Company disposed of the following asset in 2012:

Navios Buena Ventura
Cash consideration received	$67,500
Book value of vessel	(67,068)
Total gain	432
Deferred gain	(109)
Gain recognized on sale of Navios Buena Ventura		$323
Total gain on sale of assets		$323

The Company disposed of the following assets in 2011:

Navios Luz
Cash consideration received	$71,975
Shares consideration received	6,000
Book value of vessel	(53,548)
Total gain	24,427
Deferred gain	(6,623)
Gain recognized on sale of Navios Luz		$17,804

Navios Orbiter
Cash consideration received	$47,984
Shares consideration received	4,000
Book value of vessel	(23,198)
Total gain	28,786
Deferred gain	(7,804)
Gain recognized on sale of Navios Orbiter		$20,982
Gain from sale of other assets		$36
Total gain on sale of assets		$38,822

The Company disposed of the following assets in 2010:

Navios Hyperion
Cash consideration received	$63,000
Book value of vessel	(25,168)
Total gain	37,832
Deferred gain	(13,996)
Gain recognized on sale of Navios Hyperion		$23,836

Navios Aurora II
Cash consideration received	$90,000
Shares consideration received	20,326
Book value of vessel	(109,508)
Total gain	818
Deferred gain	(271)
Gain recognized on sale of Navios Aurora II		$547
Navios Pollux
Cash consideration received	$110,000
Book value of vessel	(107,452)
Total gain	2,548
Deferred gain	(797)
Gain recognized on sale of Navios Pollux		$1,751

Navios Melodia
Cash consideration received	$72,100
Shares consideration received	6,687
Book value of vessel	(68,757)
Total gain	10,030
Deferred gain	(2,876)
Gain recognized on sale of Navios Melodia		$7,154

Navios Fulvia
Cash consideration received	$89,900
Shares consideration received	8,284
Book value of vessel	(67,211)
Total gain	30,973
Deferred gain	(8,880)
Gain recognized on sale of Navios Fulvia		$22,093

Vanessa
Cash consideration received	$18,250
Book value of finance lease of vessel	(18,250)
		$—
Gain from sale of other assets		$51
Total gain on sale of assets		$55,432

All the above mentioned vessels, with the exception of the vessel Vanessa, were sold to Navios Partners.

Upon the sale of a vessel to Navios Partners, Navios Holdings recognizes the gain immediately in earnings only to the extent of the interest in Navios Partners owned by third parties and defers recognition of the gain to the extent of its own ownership interest in Navios Partners (the “deferred gain”). Subsequently, the deferred gain is amortized to income over the remaining useful life of the vessel. The recognition of the deferred gain is accelerated in the event that (i) the vessel is subsequently sold or otherwise disposed of by Navios Partners or (ii) the Company's ownership interest in Navios Partners is reduced. In connection with the public offerings of common units by Navios Partners, a pro rata portion of the deferred gain is released to income upon dilution of the Company's ownership interest in Navios Partners (see also Note 16).